Document and Entity Information	Jun. 03, 2019
Prospectus:
Document Type	497
Document Period End Date	Jun. 03, 2019
Registrant Name	MFS SERIES TRUST XII
Central Index Key	0001330967
Amendment Flag	false
Document Creation Date	Jun. 03, 2019
Document Effective Date	Jun. 03, 2019
Prospectus Date	Aug. 28, 2018
MFS® Lifetime® 2020 Fund | A
Prospectus:
Trading Symbol	MFLAX
MFS® Lifetime® 2020 Fund | B
Prospectus:
Trading Symbol	MFLBX
MFS® Lifetime® 2020 Fund | C
Prospectus:
Trading Symbol	MFLCX
MFS® Lifetime® 2020 Fund | I
Prospectus:
Trading Symbol	MFLIX
MFS® Lifetime® 2020 Fund | R1
Prospectus:
Trading Symbol	MFLEX
MFS® Lifetime® 2020 Fund | R2
Prospectus:
Trading Symbol	MFLGX
MFS® Lifetime® 2020 Fund | R3
Prospectus:
Trading Symbol	MFLHX
MFS® Lifetime® 2020 Fund | R4
Prospectus:
Trading Symbol	MFLJX
MFS® Lifetime® 2020 Fund | R6
Prospectus:
Trading Symbol	MFLKX